Aristotle Value Equity Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 97.0%	Shares	Value
Communication Services - 2.1%
Verizon Communications, Inc.	334,900	$13,392,651

Consumer Discretionary - 9.5%
Cie Generale des Etablissements Michelin SCA - ADR	655,500	10,743,645
Lennar Corp. - Class A	141,600	19,309,992
Lennar Corp. - Class B	78	10,308
Lowe's Cos., Inc.	55,300	13,648,040
Sony Group Corp. - ADR	755,900	15,994,844
		59,706,829

Consumer Staples - 5.8%
Coca-Cola Co.	207,700	12,931,402
Constellation Brands, Inc. - Class A	44,300	9,790,300
Procter & Gamble Co.	81,000	13,579,650
		36,301,352

Energy - 3.8%
Coterra Energy, Inc.	495,700	12,660,178
TotalEnergies SE - ADR	208,700	11,374,150
		24,034,328

Financials - 21.1%
American International Group, Inc.	185,100	13,475,280
Ameriprise Financial, Inc.	46,200	24,598,266
Blackstone, Inc.	88,600	15,276,412
Capital One Financial Corp.	113,300	20,203,656
Commerce Bancshares, Inc./MO	121,800	7,589,358
Cullen/Frost Bankers, Inc.	81,500	10,941,375
Mitsubishi UFJ Financial Group, Inc. - ADR	1,009,800	11,834,856
PNC Financial Services Group, Inc.	72,100	13,904,485
US Bancorp	318,700	15,243,421
		133,067,109

Health Care - 9.8%
Alcon, Inc.	152,100	12,911,769
Amgen, Inc.	54,600	14,230,944
Danaher Corp.	60,600	13,910,730
Medtronic PLC	109,700	8,762,836
Merck & Co., Inc.	121,800	12,116,664
		61,932,943

Industrials - 12.4%
General Dynamics Corp.	47,800	12,594,822
Honeywell International, Inc.	63,800	14,411,782
Oshkosh Corp.	88,400	8,404,188
Parker-Hannifin Corp.	45,400	28,875,762
Xylem, Inc./NY	119,200	13,829,584
		78,116,138

Information Technology - 15.4%
Adobe, Inc. (a)	35,600	15,830,608
ANSYS, Inc. (a)	52,500	17,709,825
Microchip Technology, Inc.	200,900	11,521,615
Microsoft Corp.	56,100	23,646,150
QUALCOMM, Inc.	101,600	15,607,792
Teledyne Technologies, Inc. (a)	27,800	12,902,814
		97,218,804

Materials - 10.5%
Corteva, Inc.	329,500	18,768,320
Ecolab, Inc.	66,100	15,488,552
Martin Marietta Materials, Inc.	32,600	16,837,900
RPM International, Inc.	123,500	15,197,910
		66,292,682

Utilities - 6.6%
American Water Works Co., Inc.	100,600	12,523,694
Atmos Energy Corp.	115,400	16,071,758
Xcel Energy, Inc.	193,900	13,092,128
		41,687,580
TOTAL COMMON STOCKS (Cost $442,242,443)		611,750,416

REAL ESTATE INVESTMENT TRUSTS - 1.6%	Shares	Value
Equity LifeStyle Properties, Inc.	150,200	10,003,320
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,495,004)		10,003,320

TOTAL INVESTMENTS - 98.6% (Cost $451,737,447)		621,753,736
Other Assets in Excess of Liabilities - 1.4%		8,834,429
TOTAL NET ASSETS - 100.0%		$630,588,165
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.